Related party transactions (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Related Party Transaction [Line Items]
Product development expenses	$ 2,323,759	$ 2,287,488	$ 2,920,824
Trade account receivables write off	$ 11,172	$ 420,018	2,106,011
Edelweiss Capital Services Ltd [Member]
Related Party Transaction [Line Items]
Trade account receivables write off			206,974
Equity Method Investee [Member] | Tachyon Technology Private Limited [Member]
Related Party Transaction [Line Items]
Product development expenses			$ 95,395